Financial instruments - (Schedule of interest rate risk) (Details) - Interest rate risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	2.00%	2.00%
Effect of variance increase on after-tax profit	$ 3.0	$ 4.5
Effect of variance decrease on after-tax profit	$ (3.0)	$ (4.5)